UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2016 (Unaudited)

Common Stocks - 99.3%	Shares	Value ($)
Banks - 3.8%
JPMorgan Chase & Co.	166,425	11,082,241
Wells Fargo & Co.	98,625	4,367,115
		15,449,356
Capital Goods - 1.4%
United Technologies	54,925	5,580,380
Consumer Durables & Apparel - 3.2%
Christian Dior	44,500	7,973,859
Hermes International	2,777	1,129,844
NIKE, Cl. B	73,140	3,850,821
		12,954,524
Consumer Services - 1.4%
McDonald's	47,850	5,519,976
Diversified Financials - 7.0%
American Express	84,700	5,424,188
BlackRock	25,375	9,197,422
Intercontinental Exchange	16,800	4,525,248
S&P Global	40,225	5,090,876
State Street	63,400	4,414,542
		28,652,276
Energy - 9.6%
Chevron	112,625	11,591,365
ConocoPhillips	129,350	5,622,845
Exxon Mobil	172,389	15,046,112
Occidental Petroleum	94,875	6,918,285
		39,178,607
Food & Staples Retailing - 1.5%
Walgreens Boots Alliance	74,200	5,982,004
Food, Beverage & Tobacco - 20.5%
Altria Group	222,950	14,097,128
Anheuser-Busch InBev, ADR	32,800	4,310,248
Coca-Cola	343,450	14,534,804
Constellation Brands, Cl. A	14,600	2,430,754
Nestle, ADR	142,150	11,232,693
PepsiCo	81,550	8,870,193

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 20.5% (continued)
Philip Morris International	287,300		27,931,306
			83,407,126
Health Care Equipment & Services - 1.8%
Abbott Laboratories	159,775		6,756,885
UnitedHealth Group	5,000		700,000
			7,456,885
Household & Personal Products - 3.5%
Estee Lauder, Cl. A	100,875		8,933,490
Procter & Gamble	59,050		5,299,738
			14,233,228
Insurance - 2.9%
Chubb	93,225		11,713,721
Materials - 1.8%
Air Products & Chemicals	5,000		751,700
Praxair	53,250		6,434,198
			7,185,898
Media - 5.8%
Comcast, Cl. A	138,900		9,214,626
Twenty-First Century Fox, Cl. A	215,836		5,227,548
Walt Disney	96,600		8,970,276
			23,412,450
Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
AbbVie	141,550	[a]	8,927,558
Celgene	32,000	[b]	3,344,960
Gilead Sciences	47,475		3,756,222
Novartis, ADR	67,200		5,306,112
Novo Nordisk, ADR	194,525		8,090,295
Roche Holding, ADR	278,850		8,635,985
			38,061,132
Semiconductors & Semiconductor Equipment - 4.3%
ASML Holding	44,875		4,917,403
Texas Instruments	175,450		12,313,081
Xilinx	6,600		358,644
			17,589,128
Software & Services - 13.3%
Alphabet, Cl. C	11,269	[b]	8,759,281
Automatic Data Processing	23,215		2,047,563
Facebook, Cl. A	128,760	[b]	16,516,045
Microsoft	242,210		13,951,296
Oracle	103,650		4,071,372

Common Stocks - 99.3% (continued)	Shares		Value ($)
Software & Services - 13.3% (continued)
VeriSign	29,700	[a,b]	2,323,728
Visa, Cl. A	79,700		6,591,190
			54,260,475
Technology Hardware & Equipment - 5.4%
Apple	196,100		22,169,105
Transportation - 2.8%
Canadian Pacific Railway	38,000	[a]	5,802,600
Union Pacific	59,175		5,771,338
			11,573,938
Total Common Stocks (cost $205,370,688)			404,380,209
Other Investment - .7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $3,067,469)	3,067,469	[c]	3,067,469
Investment of Cash Collateral for Securities Loaned - 1.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $6,834,645)	6,834,645	[c]	6,834,645
Total Investments (cost $215,272,802)	101.7%		414,282,323
Liabilities, Less Cash and Receivables	(1.7%)		(6,984,406)
Net Assets	100.0%		407,297,917

ADR—American Depository Receipt

[a] Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $13,071,356 and the value of the collateral held by the fund was $13,241,483, consisting of cash collateral of $6,834,645 and U.S. Government &
Agency securities valued at $6,406,838.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	20.5
Software & Services	13.3
Energy	9.6
Pharmaceuticals, Biotechnology & Life Sciences	9.3
Diversified Financials	7.0
Media	5.8
Technology Hardware & Equipment	5.4
Semiconductors & Semiconductor Equipment	4.3
Banks	3.8
Household & Personal Products	3.5
Consumer Durables & Apparel	3.2
Insurance	2.9
Transportation	2.8
Money Market Investments	2.4
Health Care Equipment & Services	1.8
Materials	1.8
Food & Staples Retailing	1.5
Capital Goods	1.4
Consumer Services	1.4
101.7
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant		Level 3 -Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	346,981,170	-		-	346,981,170
Equity Securities—
Foreign Common
Stocks†	48,295,336	9,103,703	††	-	57,399,039
Mutual Funds	9,902,114	-		-	9,902,114

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note below for additional information.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $199,009,521, consisting of $203,871,314 gross unrealized appreciation and $4,861,793 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Government Money Market
Portfolio
September 30, 2016 (Unaudited)

	Principal
U.S. Government Agencies - 65.9%	Amount ($)	Value ($)
Federal Home Loan Bank
0.10% - 0.48%, 10/3/16 - 2/6/17	88,557,000	88,559,895
Federal Home Loan Bank
0.53% - 0.81%, 10/25/16 - 11/22/16	10,000,000 [a]	9,999,886
Federal National Mortgage Association
0.81%, 12/21/16	5,000,000 [a,b]	5,000,000
Total U.S. Government Agencies
(cost $103,559,781)		103,559,781
U.S. Treasury Notes - 4.4%
0.45%, 10/15/16
(cost $7,000,496)	7,000,000	7,000,496
Repurchase Agreements - 29.3%
ABN AMRO Bank
0.46%, dated 9/30/16, due 10/3/16 in the amount
of $20,000,767 (fully collateralized by $18,500,358
U.S. Treasuries (including strips), 1.13%-3%, due
2/15/19-11/15/45, value $20,400,008)	20,000,000	20,000,000
Bank of Nova Scotia
0.45%, dated 9/30/16, due 10/3/16 in the amount
of $16,000,600 (fully collateralized by $14,991,872
U.S. Treasuries (including strips), 0.13%-6.25%, due
12/15/16-5/15/45, value $16,320,001)	16,000,000	16,000,000
Credit Agricole CIB
0.44%, dated 9/30/16, due 10/3/16 in the amount
of $10,000,367 (fully collateralized by $9,640,422
U.S. Treasuries (including strips), 0%-6.88%, due
3/31/17-11/15/45, value $10,200,000)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $46,000,000)		46,000,000

Total Investments (cost $156,560,277)	99.6%	156,560,277
Cash and Receivables (Net)	.4%	611,232
Net Assets	100.0%	157,171,509

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Government Money Market
Portfolio
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	156,560,277
Level 3 - Significant Unobservable Inputs	-
Total	156,560,277

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio
September 30, 2016 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Automobiles & Components - .9%
Delphi Automotive	5,183		369,652
Tesla Motors	1,524	[a,b]	310,942
			680,594
Banks - 6.9%
Bank of America	74,618		1,167,772
BB&T	8,752		330,125
Citigroup	15,803		746,376
Comerica	6,265		296,460
JPMorgan Chase & Co.	27,390		1,823,900
SunTrust Banks	11,608		508,430
U.S. Bancorp	13,024		558,599
			5,431,662
Capital Goods - 5.8%
Fortive	5,952		302,957
Honeywell International	13,485		1,572,216
Raytheon	10,475		1,425,962
United Technologies	12,059		1,225,194
			4,526,329
Consumer Durables & Apparel - .7%
Hanesbrands	22,343	[a]	564,161
Consumer Services - .6%
Carnival	9,485		463,058
Diversified Financials - 6.6%
BlackRock	1,629		590,447
Charles Schwab	18,925		597,462
Goldman Sachs Group	4,714		760,227
Intercontinental Exchange	2,465		663,972
Invesco	10,605		331,618
Morgan Stanley	24,580		788,035
Synchrony Financial	34,162		956,536
Voya Financial	17,592		507,001
			5,195,298
Energy - 7.5%
EOG Resources	10,708		1,035,571
Hess	10,771		577,541

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Energy - 7.5% (continued)
Kinder Morgan	18,173		420,341
Occidental Petroleum	24,222		1,766,268
Phillips 66	9,012	[a]	725,917
Pioneer Natural Resources	1,810		336,027
Schlumberger	10,114		795,365
Superior Energy Services	11,015	[a]	197,169
			5,854,199
Exchange-Traded Funds - .2%
iShares Russell 1000 Value ETF	1,838		194,130
Food & Staples Retailing - .9%
Costco Wholesale	4,814		734,183
Food, Beverage & Tobacco - 7.4%
Archer-Daniels-Midland	9,248		389,988
Coca-Cola	39,246		1,660,891
Coca-Cola European Partners	7,387		294,741
ConAgra Foods	20,221		952,611
Kellogg	12,577		974,340
Molson Coors Brewing, Cl. B	14,005		1,537,749
			5,810,320
Health Care Equipment & Services - 6.6%
Abbott Laboratories	11,874		502,151
Boston Scientific	21,422	[b]	509,844
Cardinal Health	5,564		432,323
Centene	7,637	[b]	511,374
Danaher	7,025		550,690
DENTSPLY SIRONA	7,407		440,198
Medtronic	10,017		865,469
UnitedHealth Group	10,002		1,400,280
			5,212,329
Household & Personal Products - .8%
Estee Lauder, Cl. A	6,746		597,426
Insurance - 3.7%
Allstate	5,484		379,383
Chubb	4,412		554,368
FNF Group	5,208		192,227
Hartford Financial Services Group	10,096		432,311
Progressive	14,280		449,820
Prudential Financial	11,010		898,966
			2,907,075

Common Stocks - 99.2% (continued)	Shares		Value ($)
Materials - 4.6%
CF Industries Holdings	11,868		288,986
Dow Chemical	17,534		908,787
Martin Marietta Materials	2,039		365,205
Packaging Corporation of America	5,115		415,645
Sherwin-Williams	1,679		464,512
Vulcan Materials	10,142		1,153,450
			3,596,585
Media - 5.1%
CBS, Cl. B	9,715		531,799
Charter Communications, Cl. A	2,068	[b]	558,298
Comcast, Cl. A	13,821		916,885
Interpublic Group of Companies	8,947		199,965
Omnicom Group	7,997		679,745
Time Warner	10,938		870,774
Viacom, Cl. B	5,388		205,283
			3,962,749
Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
Allergan	2,147	[b]	494,476
BioMarin Pharmaceutical	5,809	[b]	537,449
Bristol-Myers Squibb	3,933		212,067
Celgene	7,142	[b]	746,553
Eli Lilly & Co.	13,249		1,063,365
Merck & Co.	18,425		1,149,904
Neurocrine Biosciences	3,674	[b]	186,051
Pfizer	22,987		778,570
TESARO	1,968	[a,b]	197,272
Vertex Pharmaceuticals	5,596	[b]	488,027
			5,853,734
Real Estate - 1.0%
Communications Sales & Leasing	19,418	[c]	609,919
Lamar Advertising, Cl. A	2,882	[c]	188,223
			798,142
Retailing - 6.7%
Amazon.com	2,150	[b]	1,800,216
Home Depot	7,669		986,847
Priceline Group	529	[b]	778,418
Staples	48,209		412,187
The TJX Companies	9,860		737,331
Ulta Salon Cosmetics & Fragrance	2,423	[b]	576,626
			5,291,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials	19,647		592,357
Broadcom	5,077		875,884
Microchip Technology	14,944	[a]	928,620
Texas Instruments	21,687		1,521,994
			3,918,855
Software & Services - 12.5%
Alphabet, Cl. A	1,261	[b]	1,013,920
Alphabet, Cl. C	1,724	[b]	1,340,048
Citrix Systems	6,478	[b]	552,055
Facebook, Cl. A	13,830	[b]	1,773,974
Intuit	5,209		573,042
Oracle	35,735		1,403,671
Paychex	9,852		570,135
salesforce.com	8,594	[b]	613,010
Splunk	3,670	[a,b]	215,356
Teradata	6,835	[b]	211,885
Visa, Cl. A	15,106		1,249,266
Workday, Cl. A	2,707	[a,b]	248,205
			9,764,567
Technology Hardware & Equipment - 3.2%
Apple	2,547		287,938
Cisco Systems	55,197		1,750,849
Corning	21,265		502,917
			2,541,704
Telecommunication Services - 2.1%
AT&T	28,560		1,159,822
Vodafone Group, ADR	15,870	[a]	462,611
			1,622,433
Transportation - 2.2%
Delta Air Lines	17,991		708,126
Union Pacific	10,298		1,004,364
			1,712,490
Utilities - .7%
NRG Yield, Cl. C	32,239		546,773
Total Common Stocks (cost $63,274,022)			77,780,421
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $217,844)	217,844	[d]	217,844

Investment of Cash Collateral for Securities Loaned - 3.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $2,359,249)	2,359,249 [d]	2,359,249
Total Investments (cost $65,851,115)	102.5%	80,357,514
Liabilities, Less Cash and Receivables	(2.5%)	(1,957,454)
Net Assets	100.0%	78,400,060

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a] Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $3,823,279 and the value of the collateral held by the fund was $3,864,893, consisting of cash collateral of $2,359,249 and U.S. Government &
Agency securities valued at $1,505,644.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.5
Energy	7.5
Pharmaceuticals, Biotechnology & Life Sciences	7.5
Food, Beverage & Tobacco	7.4
Banks	6.9
Retailing	6.7
Diversified Financials	6.6
Health Care Equipment & Services	6.6
Capital Goods	5.8
Media	5.1
Semiconductors & Semiconductor Equipment	5.0
Materials	4.6
Insurance	3.7
Money Market Investments	3.3
Technology Hardware & Equipment	3.2
Transportation	2.2
Telecommunication Services	2.1
Real Estate	1.0
Food & Staples Retailing	.9
Automobiles & Components	.9
Household & Personal Products	.8
Utilities	.7
Consumer Durables & Apparel	.7
Consumer Services	.6
Exchange-Traded Funds	.2
102.5
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	76,247,796	-	-	76,247,796
Equity Securities—
Foreign Common
Stocks†	1,338,495	-	-	1,338,495
Exchange-Traded Funds	194,130	-	-	194,130
Mutual Funds	2,577,093	-	-	2,577,093

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $14,506,399, consisting of $16,046,614 gross unrealized appreciation and $1,540,215 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2016 (Unaudited)

Common Stocks - 99.3%	Shares		Value ($)
Australia - .8%
Dexus Property Group	39,207		275,694
Belgium - 2.3%
Anheuser-Busch InBev	5,983		785,415
China - 2.4%
Baidu, ADR	2,572	[a]	468,284
China Biologic Products	3,067	[a]	381,780
			850,064
France - 3.9%
Air Liquide	3,061		327,993
L'Oreal	2,634		497,289
Vivendi	26,561		535,233
			1,360,515
Georgia - .9%
TBC Bank Group	19,285	[a]	317,451
Germany - 11.5%
Bayer	3,663		367,928
Hella KGaA Hueck & Co.	10,957		434,051
Infineon Technologies	50,451		900,213
LEG Immobilien	10,681	[a]	1,022,381
MTU Aero Engines	2,604		263,435
SAP	6,015		547,296
Telefonica Deutschland Holding	111,441		447,975
			3,983,279
Hong Kong - 3.9%
AIA Group	110,800		742,372
Man Wah Holdings	935,200		602,448
			1,344,820
India - 1.3%
HDFC Bank, ADR	6,478		465,703
Ireland - 2.2%
CRH	22,634		750,522
Israel - 1.2%
Teva Pharmaceutical Industries, ADR	8,995		413,860
Italy - 1.7%
Atlantia	23,082		586,059

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Japan - 24.8%
Bridgestone	13,000		479,472
Don Quijote Holdings	24,100		883,288
FANUC	2,500		423,117
Japan Airlines	17,736		522,130
Japan Tobacco	26,200		1,070,402
M3	9,700		330,342
Recruit Holdings	14,035		570,955
Skylark	45,100		606,934
SoftBank Group	7,900		511,777
Sugi Holdings	13,900		753,862
Suntory Beverage & Food	14,700		637,790
TechnoPro Holdings	21,100		794,824
Topcon	31,100		443,752
Toyota Motor	9,800		568,339
			8,596,984
Mexico - 2.1%
Fomento Economico Mexicano, ADR	4,770		439,031
Grupo Financiero Santander Mexico, Cl. B, ADR	34,855		306,724
			745,755
Netherlands - 9.9%
Intertrust	15,384	[b]	369,047
Koninklijke Ahold Delhaize	13,913		316,930
RELX	34,333		616,525
Unilever	19,063		879,388
Wolters Kluwer	29,099		1,245,269
			3,427,159
Norway - 1.8%
DNB	48,759		640,585
Portugal - 1.0%
Galp Energia	24,353		332,940
Switzerland - 10.4%
Actelion	1,924	[a]	333,097
Credit Suisse Group	28,319	[a]	370,494
Nestle	10,800		850,971
Novartis	10,348		813,780
Roche Holding	3,658		906,219
Swisscom	696		330,418
			3,604,979
United Kingdom - 17.2%
Associated British Foods	14,652		493,768

Common Stocks - 99.3% (continued)	Shares		Value ($)
United Kingdom - 17.2% (continued)
Barclays	206,830		450,968
British American Tobacco	9,917		634,212
Centrica	176,935		523,338
Diageo	19,777		567,064
GlaxoSmithKline	24,170		515,070
Just Eat	28,462	[a]	197,735
Next	4,433		274,866
Prudential	19,262		341,869
Royal Bank of Scotland Group	210,483	[a]	488,779
Vodafone Group	290,097		831,813
Wolseley	11,256		634,468
			5,953,950
Total Common Stocks (cost $32,153,372)			34,435,734
	Number of
Rights - .0%	Rights		Value ($)
France - .0%
Air Liquide
(cost $8,993)	3,056	[a]	8,319
Other Investment - .6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $205,899)	205,899	[c]	205,899
Total Investments (cost $32,368,264)	99.9%		34,649,952
Cash and Receivables (Net)	.1%		44,193
Net Assets	100.0%		34,694,145

ADR—American Depository Receipt

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities were valued at $369,047 or 1.06% of net assets.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Consumer Goods	24.5
Consumer Services	18.1
Financial	16.7
Health Care	11.0
Industrial	10.6
Technology	7.8
Telecommunication	6.1
Basic Materials	2.0
Utilities	1.5
Oil & Gas	1.0
Money Market Investment	.6
99.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks †	2,475,382	31,960,352	††	-	34,435,734
Mutual Funds	205,899			-	205,899
Rights †		8,319	††	-	8,319
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts †††		477		-	477
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts †††		(2,035)		-	(2,035)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note below for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at September 30, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
JP Morgan Chase Bank
Japanese Yen,
Expiring
10/14/2016	67,811,000	668,638	669,103	465
Sales:
JP Morgan Chase Bank
Euro,
Expiring
10/4/2016	6,225	6,985	6,993	(8)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
State Street
British Pound,
Expiring
10/3/2016	2,491	3,240	3,228	12
Japanese Yen,
Expiring
10/14/2016	67,811,000	667,077	669,104	(2,027)
Gross Unrealized Appreciation				477
Gross Unrealized Depreciation				(2,035)

At September 30, 2016, accumulated net unrealized appreciation on investments was $2,281,688, consisting of $5,596,729 gross unrealized appreciation and $3,315,041 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2016 (Unaudited)

Common Stocks - 98.9%	Shares	Value ($)
Australia - 8.0%
ASX	5,491	202,962
Australia & New Zealand Banking Group	16,741	355,471
BHP Billiton	17,887	309,447
Commonwealth Bank of Australia	13,766	765,606
Evolution Mining	132,405	247,021
LendLease Group	38,310	413,115
Qantas Airways	58,542	140,431
Woodside Petroleum	18,271	401,689
		2,835,742
Belgium - 1.2%
Anheuser-Busch InBev	3,316	435,306
Brazil - 1.0%
APERAM	8,174	368,811
Denmark - .7%
Danske Bank	8,357	244,733
Finland - .8%
UPM-Kymmene	12,564	265,320
France - 9.8%
Atos	3,260	351,272
Capgemini	2,374	232,496
Carrefour	13,601	352,172
Cie Generale des Etablissements Michelin	3,057	338,044
Dassault Aviation	174	192,701
Eiffage	2,751	213,729
Orange	48,543	759,618
Sanofi	10,242	780,365
Thales	2,639	243,081
		3,463,478
Germany - 10.1%
Allianz	4,052	601,453
Commerzbank	59,073	380,852
Continental	2,774	583,224
Deutsche Post	8,395	262,360
Evonik Industries	11,737	396,697
Infineon Technologies	22,095	394,248

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares	Value ($)
Germany - 10.1% (continued)
Merck	2,798	301,522
Siemens	3,397	397,665
Vonovia	6,378	241,510
		3,559,531
Hong Kong - 1.7%
AIA Group	87,400	585,590
Ireland - .5%
CRH	5,059	169,156
Israel - 1.6%
Teva Pharmaceutical Industries, ADR	12,184	560,586
Italy - 2.6%
Enel	157,974	704,569
Prysmian	7,730	202,554
		907,123
Japan - 24.0%
Aisin Seiki	11,800	540,327
Astellas Pharma	12,400	193,650
Chubu Electric Power	38,200	556,179
Daiwa House Industry	14,600	399,881
East Japan Railway	2,290	206,461
Fujitsu	44,000	237,533
Japan Airlines	10,700	314,997
Kandenko	19,000	175,272
KDDI	12,900	396,966
Mitsubishi Chemical Holdings	51,700	325,030
Mitsubishi Electric	25,000	320,063
Mizuho Financial Group	76,600	127,983
Murata Manufacturing	3,700	482,606
Nintendo	2,200	582,134
Panasonic	62,700	627,361
Park24	6,300	204,708
Seven & i Holdings	15,300	723,075
Shionogi & Co.	6,500	332,242
Showa Shell Sekiyu	20,700	192,079
Sony	22,400	731,905
Sumitomo Mitsui Financial Group	17,900	603,283
Tosoh	34,000	209,658
		8,483,393
Netherlands - 3.3%
Heineken	5,377	472,926

Common Stocks - 98.9% (continued)	Shares		Value ($)
Netherlands - 3.3% (continued)
NXP Semiconductors	3,807	[a]	388,352
RELX	16,419		294,839
			1,156,117
Norway - 1.1%
Telenor	23,189		398,740
Portugal - 1.2%
Galp Energia	30,985		423,609
Singapore - .4%
Singapore Exchange	26,000		141,908
Spain - 3.1%
ACS Actividades de Construccion y Servicios	5,833		176,289
Banco Bilbao Vizcaya Argentaria	98,981		598,429
Gamesa Corp Tecnologica	13,328		319,130
			1,093,848
Sweden - 3.2%
Electrolux, Ser. B	9,899		248,061
Svenska Cellulosa, Cl. B	11,626		345,127
Swedbank, Cl. A	12,986		304,956
Volvo, Cl. B	21,625		246,625
			1,144,769
Switzerland - 6.8%
Actelion	1,943	[a]	336,386
Adecco Group	5,457		307,304
Julius Baer Group	10,543	[a]	427,909
Novartis	10,201		802,220
Sika-BR	36		174,968
Swiss Life Holding	1,349	[a]	348,623
			2,397,410
United Kingdom - 16.6%
Aggreko	12,836		158,654
AstraZeneca	8,836		572,394
Carnival	6,554		319,910
Imperial Brands	7,740		398,961
Prudential	28,034		497,558
Royal Dutch Shell, Cl. B	32,445		841,817
Shire	8,102		523,669
Sky	38,945		451,276
Smiths Group	11,349		215,353
Unilever	20,918		991,654
Wolseley	6,041		340,514

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares	Value ($)
United Kingdom - 16.6% (continued)
WPP	23,679	557,323
		5,869,083
United States - 1.2%
iShares MSCI EAFE ETF	7,025	415,388
Total Common Stocks (cost $35,183,684)		34,919,641
	Number of
Rights - .0%	Rights	Value ($)
Australia - .0%
Evolution Mining
(cost $3,726)	17,986 [a]	5,336
Other Investment - .8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $284,069)	284,069 [b]	284,069
Total Investments (cost $35,471,479)	99.7%	35,209,046
Cash and Receivables (Net)	.3%	92,038
Net Assets	100.0%	35,301,084

ADR—American Depository Receipt
BR—Bearer Certificate
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	20.5
Industrials	14.0
Health Care	12.5
Consumer Discretionary	12.4
Consumer Staples	10.5
Information Technology	7.5
Materials	7.0
Energy	5.3
Telecommunication Services	4.4
Utilities	3.6
Exchange-Traded Funds	1.2
Money Market Investment	.8
99.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant		Level 3 -Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	948,938	33,555,315	††	-	34,504,253
Exchange-Traded Funds	415,388	-		-	415,388
Mutual Funds	284,069	-		-	284,069
Rights†	-	5,336	††	-	5,336

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note below for additional information.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2016, accumulated net unrealized depreciation on investments was $262,433, consisting of $2,416,618 gross unrealized appreciation and $2,679,051 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
September 30, 2016 (Unaudited)

Common Stocks - 98.3%	Shares		Value ($)
Banks - 11.4%
Ameris Bancorp	61,846		2,161,518
Columbia Banking System	36,730		1,201,806
FCB Financial Holdings, Cl. A	92,329	[a]	3,548,203
First Busey	13,802		311,925
First Interstate BancSystem, Cl. A	61,375		1,933,926
Pinnacle Financial Partners	31,532		1,705,251
Simmons First National, Cl. A	20,034		999,697
South State	28,196		2,115,828
SVB Financial Group	47,438	[a]	5,243,797
			19,221,951
Capital Goods - 4.7%
CLARCOR	20,020		1,301,300
Proto Labs	17,678	[a,b]	1,059,089
Simpson Manufacturing	54,752		2,406,350
TASER International	33,581	[a,b]	960,752
Thermon Group Holdings	110,361	[a]	2,179,630
			7,907,121
Commercial & Professional Services - 3.8%
Interface	14,890		248,514
Knoll	26,084		596,019
Steelcase, Cl. A	128,179		1,780,406
TrueBlue	164,874	[a]	3,736,045
			6,360,984
Consumer Durables & Apparel - 3.8%
Deckers Outdoor	35,470	[a,b]	2,112,238
G-III Apparel Group	69,852	[a]	2,036,186
WCI Communities	97,982	[a]	2,324,133
			6,472,557
Consumer Services - 1.8%
Fogo De Chao	17,002	[a]	179,711
Houghton Mifflin Harcourt	140,635	[a]	1,885,915
Potbelly	72,878	[a]	905,874
			2,971,500
Diversified Financials - 9.2%
FNFV Group	128,946	[a]	1,609,246

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Diversified Financials - 9.2% (continued)
Green Dot, Cl. A	77,660	[a]	1,790,840
Investment Technology Group	94,458		1,619,010
Landcadia Holdings	61,892		637,488
Raymond James Financial	78,170		4,550,276
SLM	727,449	[a]	5,434,044
			15,640,904
Exchange-Traded Funds - .7%
iShares Russell 2000 ETF	10,274	[b]	1,276,134
Health Care Equipment & Services - 3.9%
Adeptus Health, Cl. A	83,385	[a,b]	3,589,724
Brookdale Senior Living	172,882	[a]	3,016,791
			6,606,515
Household & Personal Products - .8%
Avon Products	232,440		1,315,610
Insurance - .3%
Assurant	5,626		518,999
Materials - 4.8%
Methanex	170,505		6,083,618
New Gold	101,113	[a]	439,842
OMNOVA Solutions	194,455	[a]	1,641,200
			8,164,660
Media - 4.8%
Gray Television	62,222	[a]	644,620
Media General	34,724	[a]	639,963
Nexstar Broadcasting Group, Cl. A	59,513	[b]	3,434,495
Sinclair Broadcast Group, Cl. A	120,048		3,466,986
			8,186,064
Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
Akorn	18,456	[a]	503,111
Flamel Technologies, ADR	156,976	[a]	1,946,502
Flexion Therapeutics	66,063	[a,b]	1,290,871
GW Pharmaceuticals, ADR	37,010	[a,b]	4,912,337
Revance Therapeutics	126,544	[a,b]	2,051,278
TherapeuticsMD	698,132	[a]	4,754,279
			15,458,378
Retailing - 5.3%
Lithia Motors, Cl. A	54,921		5,246,054
Office Depot	899,997		3,212,989
Staples	57,619		492,642
			8,951,685

Common Stocks - 98.3% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 7.4%
Applied Micro Circuits	248,756	[a]	1,728,854
Cavium	76,125	[a]	4,430,475
Microsemi	41,679	[a]	1,749,684
Teradyne	205,744		4,439,956
Veeco Instruments	8,310	[a]	163,125
			12,512,094
Software & Services - 6.1%
CommVault Systems	98,009	[a]	5,207,218
CoreLogic	17,839	[a]	699,646
Envestnet	23,372	[a,b]	851,909
Infoblox	34,569	[a]	911,585
Silver Spring Networks	46,998	[a]	666,432
Square, Cl. A	165,721		1,932,307
			10,269,097
Technology Hardware & Equipment - 13.9%
Ciena	200,201	[a]	4,364,382
Fabrinet	44,366	[a]	1,978,280
Infinera	134,348	[a]	1,213,162
Keysight Technologies	54,638	[a]	1,731,478
Lumentum Holdings	37,800	[a]	1,578,906
Methode Electronics	81,044		2,834,109
ScanSource	45,222	[a]	1,650,603
Sierra Wireless	122,456	[a,b]	1,764,591
Universal Display	52,808	[a,b]	2,931,372
Viavi Solutions	472,044	[a]	3,488,405
			23,535,288
Transportation - 6.2%
ArcBest	41,884		796,634
Avis Budget Group	137,727	[a]	4,711,641
Knight Transportation	120,793	[b]	3,465,551
Werner Enterprises	69,132		1,608,702
			10,582,528
Utilities - .3%
Calpine	39,530	[a]	499,659
Total Common Stocks (cost $144,198,271)			166,451,728
Other Investment - 1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,690,922)	1,690,922	[c]	1,690,922

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 9.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $16,638,577)	16,638,577 [c]	16,638,577
Total Investments (cost $162,527,770)	109.1%	184,781,227
Liabilities, Less Cash and Receivables	(9.1%)	(15,484,457)
Net Assets	100.0%	169,296,770

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $26,589,435 and the value of the collateral held by the fund was $26,804,376, consisting of cash collateral of $16,638,577 and U.S. Government &
Agency securities valued at $10,165,799.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Technology Hardware & Equipment	13.9
Banks	11.4
Money Market Investments	10.8
Diversified Financials	9.2
Pharmaceuticals, Biotechnology & Life Sciences	9.1
Semiconductors & Semiconductor Equipment	7.4
Transportation	6.2
Software & Services	6.1
Retailing	5.3
Materials	4.8
Media	4.8
Capital Goods	4.7
Health Care Equipment & Services	3.9
Commercial & Professional Services	3.8
Consumer Durables & Apparel	3.8
Consumer Services	1.8
Household & Personal Products	.8
Exchange-Traded Funds	.7
Insurance	.3
Utilities	.3
109.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	148,050,424	-	-	148,050,424
Equity Securities—
Foreign Common
Stocks†	17,125,170	-	-	17,125,170
Exchange-Traded Funds	1,276,134	-	-	1,276,134
Mutual Funds	18,329,499	-	-	18,329,499

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $22,253,457, consisting of $26,776,978 gross unrealized appreciation and $4,523,521 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 102.1%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - 4.0%
AmeriCredit Automobile Receivables Trust,
Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		245,324
AmeriCredit Automobile Receivables Trust,
Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		155,644
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		306,184
AmeriCredit Automobile Receivables Trust,
Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		278,667
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		160,598
Santander Drive Auto Receivables Trust,
Ser. 2012-5, Cl. C	2.70	8/15/18	69,497		69,622
Santander Drive Auto Receivables Trust,
Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		286,370
Santander Drive Auto Receivables Trust,
Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		211,635
Santander Drive Auto Receivables Trust,
Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		516,070
					2,230,114
Commercial Mortgage Pass-Through Ctfs. - 1.0%
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4	5.71	12/10/49	200,000	[a]	203,656
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		76,569
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	170,000		180,456
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	100,000	[b]	103,036
					563,717
Consumer Discretionary - 2.2%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		99,072
Comcast,
Gtd. Notes	3.15	3/1/26	155,000		164,223
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	205,000	[b]	218,462
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	95,000		103,647
Sky,
Gtd. Notes	3.75	9/16/24	345,000	[b]	365,091
Time Warner,
Gtd. Debs.	5.35	12/15/43	210,000		251,425
					1,201,920
Consumer Staples - 1.6%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	115,000		138,498
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	155,000		168,101

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples - 1.6% (continued)
Reynolds American,
Gtd. Notes	4.85	9/15/23	310,000		355,487
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	235,000	[b]	249,000
					911,086
Energy - 2.1%
Ecopetrol,
Sr. Unscd. Notes	4.13	1/16/25	130,000		126,549
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	125,000		130,439
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		250,141
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	235,000		285,218
Marathon Petroleum,
Sr. Unscd. Notes	3.63	9/15/24	150,000		151,454
Unit,
Gtd. Notes	6.63	5/15/21	30,000		25,650
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	130,000		134,993
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		71,818
					1,176,262
Financials - 10.5%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	230,000	[b]	234,328
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	135,000		139,012
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		44,995
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	225,000		242,980
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	270,000		281,336
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	200,000		207,318
Citigroup,
Sr. Unscd. Bonds	3.40	5/1/26	205,000		212,369
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	185,000		209,553
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	250,000		251,079
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		353,101
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	274,000		302,053
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	[b]	125,777
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	[b]	64,700
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.68	3/12/19	315,000	[a]	315,502
Goldman Sachs Group,
Sr. Unscd. Notes	1.92	11/15/18	385,000	[a]	388,227
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	105,000		107,659

	Coupon	Maturity	Principal
Bonds and Notes - 102.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 10.5% (continued)
Goldman Sachs Group,
Sr. Unscd. Notes	2.43	11/29/23	230,000	[a]	234,141
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	150,000		164,827
JPMorgan Chase & Co.,
Sub. Notes	4.25	10/1/27	205,000		221,164
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	205,000		211,470
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	100,000		114,183
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		69,165
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	360,000	[b]	396,563
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	240,000	[a]	265,080
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	160,000		168,488
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	200,000	[b]	199,371
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	230,000		248,371
					5,772,812
Foreign/Governmental - .5%
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	90,000		93,825
Uruguayan Government,
Sr. Unscd. Notes	4.38	10/27/27	150,000		162,188
					256,013
Health Care - 2.7%
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/25	95,000		100,649
Celgene,
Sr. Unscd. Notes	3.55	8/15/22	155,000		164,918
Gilead Sciences,
Sr. Unscd. Notes	3.65	3/1/26	55,000		59,303
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/46	80,000		89,532
Medtronic,
Gtd. Notes	4.63	3/15/45	195,000		230,240
Mylan,
Gtd. Notes	3.15	6/15/21	140,000	[b]	142,791
Perrigo Finance Unlimited,
Gtd. Notes	4.38	3/15/26	200,000		209,236
Shire Acquisitions Investments Ireland,
Gtd. Notes	2.88	9/23/23	135,000		135,830
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes	3.15	10/1/26	35,000		35,260
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	115,000		138,614
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	160,000		165,289
					1,471,662

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Industrials - .9%
General Electric,
Sr. Unscd. Notes	1.18	1/14/19	360,000	[a]	362,782
Waste Management,
Gtd. Notes	4.10	3/1/45	110,000		121,375
					484,157
Information Technology - .9%
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	135,000	[b]	148,354
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	175,000	[b]	186,898
Oracle,
Sr. Unscd. Notes	2.65	7/15/26	140,000		140,060
					475,312
Materials - 1.4%
Dow Chemical,
Sr. Unscd. Notes	3.50	10/1/24	195,000		206,416
Glencore Funding,
Gtd. Notes	4.63	4/29/24	165,000	[b]	168,713
LYB International Finance,
Gtd. Notes	4.00	7/15/23	120,000		130,329
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	235,000	[c]	250,396
					755,854
Municipal Bonds - 2.0%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		516,725
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	305,000		322,720
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		268,076
					1,107,521
Telecommunications - 1.3%
AT&T,
Sr. Unscd. Notes	1.74	11/27/18	310,000	[a]	313,678
Rogers Communications,
Gtd. Notes	4.10	10/1/23	185,000		205,576
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	160,000		186,496
					705,750
U.S. Government Agencies/Mortgage-Backed - 27.3%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000	[d,e]	2,290,371
3.50%, 8/1/45			240,755	[e]	256,369
5.50%, 5/1/40			9,027	[e]	10,131
Federal National Mortgage Association:
3.00%, 5/1/30-4/1/45			2,370,695	[e]	2,490,092
3.50%, 5/1/30-11/1/45			4,269,512	[e]	4,544,240
4.50%, 10/1/40			1,638,939	[e]	1,799,896
5.00%, 3/1/21-10/1/33			818,271	[e]	906,450
5.50%, 2/1/34-7/1/40			195,293	[e]	222,107

	Coupon	Maturity	Principal
Bonds and Notes - 102.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 27.3% (continued)

7.00%, 6/1/29-9/1/29			17,841	[e]	18,961
Government National Mortgage Association I:
5.50%, 4/15/33			331,909		383,418
Government National Mortgage Association II:
3.00%, 10/20/45-11/20/45			1,956,241		2,052,954
7.00%, 9/20/28-7/20/29			4,260		5,107
					14,980,096
U.S. Government Securities - 41.3%
U.S. Treasury Bonds	2.50	2/15/46	2,750,000	[c]	2,852,212
U.S. Treasury Bonds	2.50	5/15/46	20,000		20,768
U.S. Treasury Floating Rate Notes	0.44	4/30/18	3,240,000	[a]	3,243,473
U.S. Treasury Inflation Protected
Securities,
Bonds	1.38	2/15/44	464,674	[f]	554,734
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/21	807,251	[f]	824,855
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	207,630	[f]	218,779
U.S. Treasury Notes	0.75	2/15/19	655,000	[c]	653,785
U.S. Treasury Notes	0.88	6/15/19	790,000	[c]	790,216
U.S. Treasury Notes	0.75	7/15/19	4,185,000	[c]	4,171,432
U.S. Treasury Notes	1.38	5/31/21	330,000		333,661
U.S. Treasury Notes	1.13	6/30/21	6,385,000		6,378,890
U.S. Treasury Notes	1.13	7/31/21	580,000		579,275
U.S. Treasury Notes	1.38	6/30/23	130,000	[c]	129,820
U.S. Treasury Notes	1.63	2/15/26	815,000		817,133
U.S. Treasury Notes	1.63	5/15/26	1,115,000		1,117,352
					22,686,385
Utilities - 2.4%
Consolidated Edison Company of New
York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		402,817
Dominion Resources,
Sr. Unscd. Notes	3.90	10/1/25	115,000		123,891
Enel Finance International,
Gtd. Notes	6.00	10/7/39	160,000	[b]	194,542
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		206,925
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	80,000		92,133
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	90,000		103,692
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	150,000		213,596
					1,337,596
Total Bonds and Notes
(cost $54,708,839)					56,116,257

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Face Amount
		Covered by
Options Purchased - .0%		Contracts	Value ($)
Call Options - .0%
Norwegian Krone Cross Currency,
December 2016 @ NOK 9.20
(cost $2,852)	EUR	225,000	7,295
Other Investment - 1.6%		Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $855,269)		855,269 [g]	855,269
Investment of Cash Collateral for
Securities Loaned - .5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund,
Institutional Shares
(cost $260,850)		260,850 [g]	260,850
Total Investments (cost $55,827,810)		104.2%	57,239,671
Liabilities, Less Cash and Receivables		(4.2%)	(2,298,215)
Net Assets		100.0%	54,941,456

EUR—Euro
GO—General Obligation
NOK—Norwegian Krone

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities were valued at $2,797,626 or 5.09% of net assets.
c Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $6,650,653 and the value of the collateral held by the fund was $6,909,619, consisting of cash collateral of $260,850 and U.S. Government & Agency securities valued at $6,648,769.
d Purchased on a forward commitment basis.
e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government and Agencies/Mortgage-Backed	68.6
Corporate Bonds	26.0
Asset-Backed	4.0
Money Market Investments	2.1
Municipal Bonds	2.0
Commercial Mortgage-Backed	1.0
Foreign/Governmental	.5
Options Purchased	.0
104.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	2,230,114	-	2,230,114
Commercial
Mortgage-Backed	-	563,717	-	563,717
Corporate Bonds†	-	14,292,411	-	14,292,411
Foreign Government	-	256,013	-	256,013
Municipal Bonds†	-	1,107,521	-	1,107,521
Mutual Funds	1,116,119	-	-	1,116,119
U.S. Government Agencies/
Mortgage-Backed	-	14,980,096	-	14,980,096
U.S. Treasury	-	22,686,385	-	22,686,385
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	23,957	-	23,957
Options Purchased	-	7,295	-	7,295
Swaps††	-	71,893	-	71,893
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(29,574)	-	(29,574)
Options Written	-	(5,654)	-	(5,654)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2016 (Unaudited)

		Face Amount Covered
		by Contracts ($) [a]	Value ($)
Call Options:
Mexican New Peso,
December 2016 @ MXN 20		85,000	(2,114)
Mexican New Peso,
December 2016 @ MXN 22		80,000	(596)
South African Rand,
December 2016 @ ZAR 16		85,000	(362)
Put Options:
New Zealand Dollar Cross Currency,
December 2016 @ NZD 1.01	AUD	110,000	(151)
Norwegian Krone Cross Currency,
December 2016 @ NOK 8.9	EUR	225,000	(2,431)
Total Options Written
(premiums received $4,317)			(5,654)

a Face amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to

NOTES

qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at September 30, 2016:

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Australian Dollar,
Expiring
10/28/2016	230,000	175,924	175,913	(11)
Indian Rupee,
Expiring
10/28/2016	2,765,000	41,275	41,318	43
Indonesian
Rupiah,
Expiring
10/28/2016	2,339,850,000	175,388	178,525	3,137
Swedish Krona,
Expiring
10/28/2016	2,130,000	250,109	248,646	(1,463)
Citigroup
Argentine Peso,
Expiring
10/25/2016	640,000	40,635	41,132	497
Colombian Peso,
Expiring
10/28/2016	728,820,000	249,102	251,347	2,245
Russian Ruble,
Expiring
10/28/2016	3,960,000	60,728	62,629	1,901
JP Morgan Chase Bank
Argentine Peso,
Expiring
10/18/2016	1,230,000	78,763	79,337	574
Brazilian Real,
Expiring
12/2/2016	310,000	93,775	93,568	(207)
Peruvian New Sol,
Expiring
10/12/2016	720,000	218,155	212,554	(5,601)
10/13/2016	263,000	79,818	77,634	(2,184)
Polish Zloty,
Expiring
10/28/2016	655,000	171,726	171,175	(551)
Russian Ruble,
Expiring
10/28/2016	11,930,000	182,838	188,679	5,841
Turkish Lira,
Expiring
10/28/2016	190,000	63,230	62,944	(286)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
UBS
Norwegian Krone,
Expiring
10/28/2016	2,995,000	369,717	374,670	4,953
Sales:
Bank of America
Argentine Peso,
Expiring
10/18/2016	1,230,000	80,078	79,337	741
Philippine Peso,
Expiring
10/28/2016	4,020,000	83,093	82,834	259
Singapore Dollar,
Expiring
10/28/2016	120,000	88,193	88,014	179
South Korean
Won,
Expiring
10/28/2016	104,145,000	92,723	94,541	(1,818)
Thai Baht,
Expiring
10/28/2016	12,780,000	368,030	368,677	(647)
Barclays Bank
South African
Rand,
Expiring
10/28/2016	660,000	48,411	47,832	579
Citigroup
Chilean Peso,
Expiring
10/28/2016	28,960,000	43,849	43,931	(82)
Euro,
Expiring
10/28/2016	459,000	515,795	516,312	(517)
South African
Rand,
Expiring
10/28/2016	1,464,000	107,354	106,101	1,253
Taiwan Dollar,
Expiring
10/28/2016	14,720,000	464,441	469,968	(5,527)
Goldman Sachs International
Swiss Franc,
Expiring
10/28/2016	75,000	77,603	77,335	268

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
HSBC
New Zealand
Dollar,
Expiring
10/28/2016	235,000	170,876	170,911	(35)
JP Morgan Chase Bank
Argentine Peso,
Expiring
10/25/2016	640,000	41,585	41,132	453
Hong Kong Dollar,
Expiring
1/19/2017	1,385,000	176,199	178,756	(2,557)
Hungarian Forint,
Expiring
10/28/2016	23,570,000	85,956	85,962	(6)
Peruvian New Sol,
Expiring
10/21/2016	1,013,000	290,742	298,801	(8,059)
Philippine Peso,
Expiring
10/28/2016	3,970,000	82,837	81,803	1,034
South African
Rand,
Expiring
10/28/2016	1,105,000	80,060	80,083	(23)
Gross Unrealized Appreciation				23,957
Gross Unrealized Depreciation				(29,574)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a

NOTES

realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at September 30, 2016:

OTC Interest Rate Swaps

			(Pay) Receive
Notional	Currency/		Fixed		Unrealized
Amount ($)	Floating Rate	Counterparty	Rate (%)	Expiration	Appreciation ($)
	USD - 1 YEAR
	US CPI URBAN
	CONSUMERS
5,340,000	NSA	Deutsche Bank	0.34	10/1/2016	26,368
	USD - 1 YEAR
	US CPI URBAN
	CONSUMERS
10,600,000	NSA	Deutsche Bank	0.41	10/2/2016	45,525

Gross Unrealized Appreciation					71,893

CPI—Consumer Price Index
NSA—Not Seasonally Adjusted
USD—United States Dollar

NOTES

At September 30, 2016, accumulated net unrealized appreciation on investments was $1,410,524, consisting of $1,573,526 gross unrealized appreciation and $163,002 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)